Restricted cash and time deposits over three months (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Restricted cash and time deposits over three months
Restricted Bank Deposits	¥ 40,960	¥ 39,005
Accrued interests	442	446
Time deposits with initial terms over three months	10,538	413,432
Restricted cash	51,940	452,883
Less: Non-current restricted cash		(5,319)
Restricted cash and time deposits over three months	¥ 51,940	¥ 447,564